Basis of Presentation and Organization	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION
Note 1 – BASIS OF PRESENTATION AND ORGANIZATION

Basis of Presentation
The accompanying condensed consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (“US GAAP”) and with the instructions to Form 10-Q.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to U.S. GAAP rules and regulations for presentation of interim financial information. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited annual financial statements for the years ended June 30, 2013 and 2012. Current and future financial statements may not be directly comparable to the Company’s historical financial statements.  However, except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended June 30, 2013 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission. The unaudited consolidated financial statements should be read in conjunction with the financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending June 30, 2014.

Restatements
Subsequent to the issuance of the Company's financial statements for the fiscal year ended June 30, 2013, the Company determined that certain shares had been authorized for issuance prior to the merger on June 30, 2013 and presentation of the stockholders’ equity on the consolidated balance sheet had not been accounted properly in the Company’s financial statements.  Specifically, the number of shares outstanding as of June 30, 2013 was 10,300,000, of which 338,368 is to be issued. The Company decided to restate the consolidated balance sheet and stockholders’ equity for the fiscal year ended June 30, 2013 which resulted in a change in the opening numbers for the three months ended September 30, 2013.

The effect of the restatements is as follows:

CONSOLIDATED BALANCE SHEET

	Reported	Restated
	June 30, 2013	June 30, 2013
Preferred stock	$50	$50
Common stock	996,164	996,163
Common stock to be issued	-	33,837
Additional paid in capital	14,496,411	14,462,575
Other comprehensive income	(1,052,144)	(1,052,144)
Accumulated deficit	(6,917,697)	(6,917,697)
Total Stockholders' Equity	$7,522,784	$7,522,784

Note 1 – BASIS OF PRESENTATION AND ORGANIZATION

Basis of Presentation
Source Financial, Inc., formerly known as The Wiki Group, Inc., (the”Company” or “Source”) was incorporated under the laws of the State of Delaware on June 24, 1988 as Windsor Capital Corp. Between March 2001 and January 2008 the Company amended and restated its Articles of Incorporation and changed its corporate name to Energy Control Technology, Inc., 5Fifty5.com, Inc., Swap-A-Debt, Inc., WikiLoan, Inc. and finally Wiki Group, Inc. on March 12, 2012.

Moneytech Limited (“Moneytech”) was incorporated under the laws of Australia on September 9, 2003, and (through its wholly owned subsidiaries Moneytech Finance Pty Ltd, mPayments Pty Ltd., Moneytech POS Pty Ltd. and Moneytech Services Pty Ltd.) offers working capital, trade and debtor finance solutions, to small and medium sized businesses in Australia.

On June 30, 2013, Source acquired Moneytech and it’s wholly owned subsidiaries, Moneytech Finance Pty. Ltd., mPayments Pty. Ltd., Moneytech POS Pty. Ltd. and Moneytech Services Pty. Ltd. Under the terms of the Exchange Agreement, all stockholders of Moneytech received a total of 5,300,000 shares of voting common stock of Source in exchange for all outstanding shares of Moneytech. In addition, pursuant to a separate agreement, the President of Moneytech received 5,000 shares of Preferred Series B Stock. Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance, rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by Moneytech for the net monetary assets of Source accompanied by a recapitalization, and is accounted for as a change in capital structure. Accordingly, the accounting for the share exchange will be identical to that resulting from a reverse acquisition, except no goodwill will be recorded. Under share reverse takeover accounting, the post reverse acquisition comparative historical financial statements of the legal acquirer, Source are those of the legal acquiree, Moneytech, which is considered to be the accounting acquirer. Share and per share amounts stated have been retroactively adjusted to reflect the merger.

Organization
Moneytech delivers its product offerings through ‘The Moneytech Exchange’, which is a real-time core banking platform, developed in-house and which continues to be upgraded with the support of the Australian Federal Government’s Research and Development program.

The Moneytech Exchange serves as the backbone of the business in Australia by providing internet banking style access to Moneytech’s customers and back-office systems to Moneytech staff.

The Company offers a range of innovative financial products and services to businesses and consumers in Australia and the United States through its principal operating subsidiaries, Moneytech and WikiTechnologies, Inc. The Company recently formed a new corporation in the United States, Moneytech USA, Inc.

When used in these notes, the terms "Company," "we," "our," or "us" mean Source Financial, Inc. and its subsidiaries.

Restatements
Subsequent to the issuance of the Company's financial statements for the fiscal year ended June 30, 2013, the Company determined that certain shares had been authorized for issuance prior to the merger on June 30, 2013 and presentation of the stockholders’ equity on the consolidated balance sheet had not been accounted properly in the Company’s financial statements. Specifically, the number of shares outstanding as of June 30, 2013 was 10,300,000, of which 338,368 is to be issued. The Company decided to restate the consolidated balance sheet and stockholders’ equity for the fiscal year ended June 30, 2013.

The effect of the restatements is as follows:

CONSOLIDATED BALANCE SHEET
	Reported	Restated
	June 30, 2013	June 30, 2013
Preferred stock	$50	$50
Common stock	996,164	996,163
Common stock to be issued	-	33,837
Additional paid in capital	14,496,411	14,462,575
Other comprehensive income	(1,052,144)	(1,052,144)
Accumulated income/(deficit)	(6,917,697)	(6,917,697)
Total Stockholders' Equity	$7,522,784	$7,522,784